LVIP Columbia Value Opportunities Fund
LVIP Columbia Value Opportunities Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Columbia Value Opportunities Fund (the “Fund”), is to seek long-term capital appreciation by investing in securities of small-cap companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Columbia Value Opportunities Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Columbia Value Opportunities Fund		Standard Class	Service Class
Management Fee	[1]	1.05%	1.05%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses	[2]	0.16%	0.16%
Total Annual Fund Operating Expenses		1.21%	1.46%
Less Fee Waiver	[3]	(0.09%)	(0.09%)
Net Expenses	[4]	1.12%	1.37%
[1]	The Management Fee has been restated to reflect the current expenses of the Fund.
[2]	The Other Expenses have been restated to reflect the current expenses of the Fund.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.09% on the first $60 million of average net assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[4]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with fee waiver for the one year contractual period and the total operating expenses without fee waiver for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Columbia Value Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	114	375	656	1,458
Service Class	139	453	789	1,739

Expense Example, No Redemption LVIP Columbia Value Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	114	375	656	1,458
Service Class	139	453	789	1,739

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances invests at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. As of May 31, the index reconstitution date, the market capitalization range of the Russell 2000 Index was $130 million to $3 billion. The Fund may also invest in real estate investment trusts (REITs). The Fund may also invest up to 20% of its assets in foreign securities.

The Fund seeks to invest in companies that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors. The sub-adviser considers various measures of valuation, including price-to-cash, price-to-earnings, price-to-sales, and price-to-book-value. The sub-adviser also considers a company's current operating margins relative to its historic range and future potential. The sub-adviser also looks for potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. Securities may be sold when a security’s price reaches a set target, if there is deterioration in the issuer’s financial circumstances or fundamental prospects, or if other investments are deemed more attractive.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the Fund may experience difficulty closing out positions at prevailing market prices.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
  Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to economic conditions, lack of financing availability, or changes in interest rates.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and lifetime periods, and the Fund's Service Class for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2009 at: 21.70%.
The Fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (24.40%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Columbia Value Opportunities Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	(1.77%)	0.54%	5.40%
Standard Class Russell 2000 Value Index	(5.50%)	(1.87%)	6.40%
Service Class	(2.00%)			(0.36%)	Apr. 30, 2007
Service Class Russell 2000 Value Index	(5.50%)			(2.52%)	Apr. 30, 2007